BALANCE SHEET	Dec. 31, 2020 USD ($)
Assets, Current [Abstract]
Cash	$ 925,923
Prepaid expenses	463,999
Total Current Assets	1,389,922
Investments held in Trust Account	500,098,582
Total Assets	501,488,504
Current liabilities:
Accounts payable	10,991
Accrued expenses	48,022
Franchise tax payable	69,945
Total Current Liabilities	128,958
Warrant liabilities	47,506,670
Total Liabilities	47,635,628
Commitments and Contingencies (Note 7)
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	15,848,758
Accumulated deficit	(10,850,513)
Total Stockholders' (Deficit) Equity	5,000,006
Total Liabilities and Stockholders' (Deficit) Equity	501,488,504
Class A Common Stock
Stockholders' Equity:
Common stock	511
Total Stockholders' (Deficit) Equity	511
Common Class A subject to possible redemption
Current liabilities:
Class A common stock, $0.0001 par value, subject to possible redemption; 44,885,287 shares at redemption value	448,852,870
Class B Common Stock
Stockholders' Equity:
Common stock	1,250	[1],[2]
Total Stockholders' (Deficit) Equity	$ 1,250

[1]	Excludes 1,875,000 shares of Class B common stock that were forfeited by the underwriter due to expiration of over-allotment option occurring in December 2020 (see Note 6).
[2]	Excludes 1,875,000 shares of Class B common stock that were forfeited by the underwriter due to expiration of over-allotment option occurring in December 2020 (see Note 5).